Expense Example	Apr. 30, 2025 USD ($)
Segall Bryant & Hamill Small Cap Value Fund | Segall Bryant & Hamill Small Cap Value Fund-Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	663
Expense Example, with Redemption, 10 Years	1,470
Segall Bryant & Hamill Small Cap Value Fund | Segall Bryant & Hamill Small Cap Value Fund-Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Segall Bryant & Hamill Small Cap Growth Fund | Segall Bryant & Hamill Small Cap Growth Fund-Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
Segall Bryant & Hamill Small Cap Growth Fund | Segall Bryant & Hamill Small Cap Growth Fund-Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Segall Bryant & Hamill Small Cap Core Fund | Segall Bryant & Hamill Small Cap Core Fund-Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,191
Expense Example, with Redemption, 10 Years	2,696
Segall Bryant & Hamill Small Cap Core Fund | Segall Bryant & Hamill Small Cap Core Fund-Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,362
Segall Bryant & Hamill All Cap Fund | Segall Bryant & Hamill All Cap Fund-Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	1,808
Segall Bryant & Hamill All Cap Fund | Segall Bryant & Hamill All Cap Fund-Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,135
Segall Bryant & Hamill Emerging Markets Fund | Segall Bryant & Hamill Emerging Markets Fund-Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	2,460
Segall Bryant & Hamill Emerging Markets Fund | Segall Bryant & Hamill Emerging Markets Fund-Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	908
Expense Example, with Redemption, 10 Years	2,069
Segall Bryant & Hamill International Small Cap Fund | Segall Bryant & Hamill International Small Cap Fund-Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	886
Expense Example, with Redemption, 10 Years	1,988
Segall Bryant & Hamill International Small Cap Fund | Segall Bryant & Hamill International Small Cap Fund-Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	794
Expense Example, with Redemption, 10 Years	1,794
Segall Bryant & Hamill International Equity Fund | Segall Bryant & Hamill International Equity Fund - Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	2,794
Expense Example, with Redemption, 5 Years	5,013
Expense Example, with Redemption, 10 Years	8,998
Segall Bryant & Hamill International Equity Fund | Segall Bryant & Hamill International Equity Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	2,763
Expense Example, with Redemption, 5 Years	4,976
Expense Example, with Redemption, 10 Years	8,966
Segall Bryant & Hamill Global All Cap Fund | Segall Bryant & Hamill Global All Cap Fund-Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	730
Expense Example, with Redemption, 10 Years	1,667
Segall Bryant & Hamill Global All Cap Fund | Segall Bryant & Hamill Global All Cap Fund-Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	1,664
Segall Bryant & Hamill Short Term Plus Fund | Segall Bryant & Hamill Short Term Plus Fund-Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	783
Expense Example, with Redemption, 10 Years	1,847
Segall Bryant & Hamill Short Term Plus Fund | Segall Bryant & Hamill Short Term Plus Fund-Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,499
Segall Bryant & Hamill Plus Bond Fund | Segall Bryant & Hamill Plus Bond Fund-Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	845
Segall Bryant & Hamill Plus Bond Fund | Segall Bryant & Hamill Plus Bond Fund-Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	664
Segall Bryant & Hamill Quality High Yield Fund | Segall Bryant & Hamill Quality High Yield Fund-Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,232
Segall Bryant & Hamill Quality High Yield Fund | Segall Bryant & Hamill Quality High Yield Fund-Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,046
Segall Bryant & Hamill Municipal Opportunities Fund | Segall Bryant & Hamill Municipal Opportunities Fund-Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	987
Segall Bryant & Hamill Municipal Opportunities Fund | Segall Bryant & Hamill Municipal Opportunities Fund-Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	740
Segall Bryant & Hamill Colorado Tax Free Fund | Segall Bryant & Hamill Colorado Tax Free Fund-Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	877
Segall Bryant & Hamill Colorado Tax Free Fund | Segall Bryant & Hamill Colorado Tax Free Fund-Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	696
BARRETT GROWTH FUND | BARRETT GROWTH FUND Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	740
Expense Example, with Redemption, 10 Years	1,675
Barrett Opportunity Fund | Barrett Opportunity Fund Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	770
Expense Example, with Redemption, 10 Years	$ 1,747